Income Tax - Summary of Projects were Exempted From Income Tax (Detail) - Construction and expansion of 2009 [member] - ASE Test, Inc. [member]	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax-exemption period, start date	2018-01
Tax-exemption period, end date	2022-12